COMMITMENTS	12 Months Ended
Dec. 31, 2020
COMMITMENTS
COMMITMENTS

21.         COMMITMENTS

The following table provides the Company’s gross contractual obligations as of December 31, 2020:

				More than
	1 year	2-3 years	4-5 years	5 years	Total
Principal repayments on loan facility	$66,667	$104,667	$—	$—	$171,334
Repayment of convertible notes	2,250	101,114	—	—	103,364
Decommissioning and restoration provision	539	49	—	25,368	25,956
Interest payments on loan facility(1)	3,885	2,052	—	—	5,937
Lease obligations	5,320	3,755	292	—	9,367
Purchase commitments	5,799	—	—	—	5,799
Short-term lease commitments	466	—	—	—	466
	$84,926	$211,637	$292	$25,368	$322,223
(1)	Interest payments on the loan facility represent management’s estimate based on current LIBOR and the Company’s projected applicable margin in accordance with the terms of the loan facility.

Commitments – Brucejack Mine

The Company and the Nisga’a Nation have entered into a comprehensive cooperation and benefits agreement in respect of the Brucejack Mine. Under the terms of the agreement, the Nisga’a Nation will provide ongoing support for the development and operation of Brucejack with participation in its economic benefits.

The Brucejack Mine is subject to a 1.2% net smelter returns royalty (“1.2% NSR royalty”) on production in excess of cumulative 503,386 ounces of gold and 17,907,080 ounces of silver. The gold ounce production threshold for the 1.2% NSR royalty was met in December 2018. For the year ended December 31, 2020,  $7,168 (2019 – $5,575) was expensed to royalties and selling costs in the statement of earnings (loss).